Finance costs and finance revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance revenues:
Interest on time deposits	$ 5,176	$ 1,050	$ 358
Interests on tax claims	1,701	153	487
Interests on third parties loans	561	813	489
Interests on loans to associates, note 30(a)	92	1,685	4,164
Dividends income	0	0	589
Income from financial instruments	0	0	743
Other finance revenues	341	43	0
Finance income before unrealized variation of fair value related to contingent consideration liability	7,871	3,744	6,830
Unrealized variation of the fair value related to contingent consideration liability (b)	1,815	1,773	0
Total finance revenues	9,686	5,517	6,830
Finance costs:
Interest on borrowings	31,538	27,052	18,668
Banking expenses	729	552	319
Tax on financial transactions	173	180	159
Interest on loans	2	1,056	4,643
Increase in debt issuance costs, note 16(f)	0	480	0
Interest on commercial obligations	0	5	496
Other finance costs	6,492	10,934	1,880
Finance costs before unrealized variation of fair value related to contingent consideration liability	32,450	29,332	25,115
Accrual of the present value for mine closure, note 15(b)	4,982	4,382	4,116
Accrual of debt issuance costs, note 16(f)	1,024	909	0
Unrealized variation of the fair value related to contingent consideration liability (b)	0	0	2,349
Finance costs	$ 38,456	$ 34,623	$ 31,580